UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               ------------------------------
Check here if Amendment [   ]; Amendment Number:
                                                 -------
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lone Pine Capital LLC
           --------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------

           --------------------------------------------

Form 13F File Number: 028-11152
                      ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Mandel, Jr.
        -----------------------------------------------
Title:  Managing Director, Portfolio Manager
        -----------------------------------------------
Phone:  (203) 618-1400
        -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Stephen F. Mandel, Jr.         Greenwich, Connecticut               2/14/13
---------------------------------  ---------------------------------  ----------

Note: The information provided herein with respect to warrants is based on (i) the number of warrants held by the Reporting Manager as of December 31, 2012 and
(ii) the price of such warrants as reported by Bloomberg as of December 31, 2012.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         ---------------

Form 13F Information Table Entry Total:  52
                                         ---------------

Form 13F Information Table Value Total:  $15,935,320.42
                                         ---------------
                                         (In Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACCRETIVE HEALTH INC         COM              00438V103    61,653  5,333,281 SH       SOLE                 5,333,281      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784   246,874  6,993,600 SH       SOLE                 6,993,600      0    0
B/E AEROSPACE INC            COM              073302101   237,708  4,811,906 SH       SOLE                 4,811,906      0    0
CANADIAN PAC RY LTD          COM              13645T100    36,227    356,494 SH       SOLE                   356,494      0    0
CAPITAL ONE FINL CORP        COM              14040H105   256,830  4,433,450 SH       SOLE                 4,433,450      0    0
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305   366,561  4,807,983 SH       SOLE                 4,807,983      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109    21,876  1,283,071 SH       SOLE                 1,283,071      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102   806,247 10,912,591 SH       SOLE                10,912,591      0    0
COLFAX CORP                  COM              194014106   139,949  3,468,370 SH       SOLE                 3,468,370      0    0
CROWN CASTLE INTL CORP       COM              228227104   208,023  2,882,801 SH       SOLE                 2,882,801      0    0
DAVITA HEALTHCARE PARTNERS I COM              23918K108   219,900  1,989,505 SH       SOLE                 1,989,505      0    0
DISNEY WALT CO               COM DISNEY       254687106   265,552  5,333,435 SH       SOLE                 5,333,435      0    0
DOLLAR GEN CORP NEW          COM              256677105   588,328 13,343,793 SH       SOLE                13,343,793      0    0
DOLLAR TREE INC              COM              256746108   478,798 11,804,692 SH       SOLE                11,804,692      0    0
EBAY INC                     COM              278642103   435,451  8,538,639 SH       SOLE                 8,538,639      0    0
EQUINIX INC                  COM NEW          29444U502   576,233  2,794,535 SH       SOLE                 2,794,535      0    0
FACEBOOK INC                 CL A             30303M102   290,908 10,928,300 SH       SOLE                10,928,300      0    0
FRONTIER COMMUNICATIONS CORP COM              35906A108    23,540  5,500,000 SH  PUT  SOLE                 5,500,000      0    0
GAP INC DEL                  COM              364760108   575,077 18,526,965 SH       SOLE                18,526,965      0    0
GOOGLE INC                   CL A             38259P508 1,098,613  1,553,073 SH       SOLE                 1,553,073      0    0
GRIFOLS S A                  SP ADR REP B NVT 398438408   112,220  4,437,327 SH       SOLE                 4,437,327      0    0
HERBALIFE LTD                COM USD SHS      G4412G101    76,750  2,330,000 SH  CALL SOLE                 2,330,000      0    0
HUNT J B TRANS SVCS INC      COM              445658107   224,211  3,754,994 SH       SOLE                 3,754,994      0    0
INFORMATICA CORP             COM              45666Q102    56,773  1,872,449 SH       SOLE                 1,872,449      0    0
INTUITIVE SURGICAL INC       COM NEW          46120E602   199,753    407,352 SH       SOLE                   407,352      0    0
ISOFTSTONE HLDGS LTD         SPONSORED ADS    46489B108    22,381  5,253,739 SH       SOLE                 5,253,739      0    0
KINDER MORGAN INC DEL        COM              49456B101   530,988 15,029,382 SH       SOLE                15,029,382      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119   223,772 59,198,984 SH       SOLE                59,198,984      0    0
LULULEMON ATHLETICA INC      COM              550021109   368,220  4,830,386 SH       SOLE                 4,830,386      0    0
MEAD JOHNSON NUTRITION CO    COM              582839106   246,992  3,748,549 SH       SOLE                 3,748,549      0    0
MICHAEL KORS HLDGS LTD       SHS              G60754101   460,663  9,027,295 SH       SOLE                 9,027,295      0    0
MONSANTO CO NEW              COM              61166W101   507,164  5,358,310 SH       SOLE                 5,358,310      0    0
NETEASE INC                  SPONSORED ADR    64110W102    32,008    752,604 SH       SOLE                   752,604      0    0
NEWS CORP                    CL A             65248E104   431,870 16,929,453 SH       SOLE                16,929,453      0    0
OCEANEERING INTL INC         COM              675232102   257,075  4,779,243 SH       SOLE                 4,779,243      0    0
O REILLY AUTOMOTIVE INC NEW  COM              67103H107   193,549  2,164,498 SH       SOLE                 2,164,498      0    0
PACTERA TECHNOLOGY INTL LTD  SPONSORED ADR    695255109    60,484  7,617,690 SH       SOLE                 7,617,690      0    0
PRICELINE COM INC            COM NEW          741503403 1,098,700  1,770,983 SH       SOLE                 1,770,983      0    0
QUALCOMM INC                 COM              747525103    64,334  1,040,000 SH  CALL SOLE                 1,040,000      0    0
QUALCOMM INC                 COM              747525103   402,993  6,514,637 SH       SOLE                 6,514,637      0    0
RALPH LAUREN CORP            CL A             751212101   590,362  3,937,846 SH       SOLE                 3,937,846      0    0
REALOGY HLDGS CORP           COM              75605Y106   101,900  2,428,511 SH       SOLE                 2,428,511      0    0
SEMGROUP CORP                CL A             81663A105    84,918  2,172,935 SH       SOLE                 2,172,935      0    0
SEARS HLDGS CORP             COM              812350106    52,672  1,273,500 SH  PUT  SOLE                 1,273,500      0    0
TRANSDIGM GROUP INC          COM              893641100   397,405  2,914,384 SH       SOLE                 2,914,384      0    0
TRIPADVISOR INC              COM              896945201   275,295  6,567,153 SH       SOLE                 6,567,153      0    0
ULTA SALON COSMETCS & FRAG I COM              90384S303   416,161  4,235,300 SH       SOLE                 4,235,300      0    0
VERISIGN INC                 COM              92343E102   572,513 14,747,890 SH       SOLE                14,747,890      0    0
VISA INC                     COM CL A         92826C839   340,652  2,247,340 SH       SOLE                 2,247,340      0    0
WABCO HLDGS INC              COM              92927K102   229,140  3,514,954 SH       SOLE                 3,514,954      0    0
WORKDAY INC                  CL A             98138H101    53,437    980,494 SH       SOLE                   980,494      0    0
WYNDHAM WORLDWIDE CORP       COM              98310W108   315,616  5,931,525 SH       SOLE                 5,931,525      0    0